(Loss) Earnings Per Share - Schedule of Earnings Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	23,644	12,820	1,524
IPO warrants [Member]
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	1,500	1,500	1,500
Over-allotment warrants [Member]
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	24	24	24
Convertible note [Member]
Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	22,120	11,296